Expense Example	Feb. 27, 2026 USD ($)
LeaderShares(R) AlphaFactor(R) Tactical Focused ETF | LeaderShares(R) AlphaFactor(R) Tactical Focused ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 101
Expense Example, with Redemption, 3 Years	315
Expense Example, with Redemption, 5 Years	547
Expense Example, with Redemption, 10 Years	1,213
LeaderSharesTM AlphaFactor(R) US Core Equity ETF | LeaderSharesTM AlphaFactor(R) US Core Equity ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	240
Expense Example, with Redemption, 5 Years	417
Expense Example, with Redemption, 10 Years	930
LeaderShares(R) Dynamic Yield ETF | LeaderShares(R) Dynamic Yield ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	240
Expense Example, with Redemption, 5 Years	417
Expense Example, with Redemption, 10 Years	$ 930